Schedule of Equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 32,744	$ 33,522
ANGUILLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment		60
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	21,270	20,143
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	8,444	9,279
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 3,030	$ 4,040